JPMorgan Mid Cap Value Fund
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.3%
Aerospace & Defense — 0.6%
Woodward, Inc.	174	62,281
Banks — 2.8%
First Citizens BancShares, Inc., Class A	90	169,192
M&T Bank Corp.	639	132,118
		301,310
Beverages — 0.9%
Keurig Dr Pepper, Inc.	3,904	102,793
Building Products — 1.3%
Masco Corp.	1,290	77,872
Owens Corning	604	65,406
		143,278
Capital Markets — 4.6%
Ameriprise Financial, Inc.	387	172,084
Raymond James Financial, Inc.	1,202	174,066
State Street Corp.	1,207	152,771
		498,921
Chemicals — 2.2%
DuPont de Nemours, Inc.	1,212	55,499
LyondellBasell Industries NV, Class A	832	67,053
RPM International, Inc.	1,151	114,417
		236,969
Commercial Services & Supplies — 1.0%
Veralto Corp.	1,188	105,025
Construction Materials — 0.9%
Martin Marietta Materials, Inc.	163	95,950
Consumer Staples Distribution & Retail — 1.8%
Albertsons Cos., Inc., Class A (a)	7,768	132,364
US Foods Holding Corp. *	650	59,951
		192,315
Containers & Packaging — 4.2%
Ball Corp.	1,392	82,285
Crown Holdings, Inc.	701	70,309
International Paper Co. (a)	1,912	68,249
Packaging Corp. of America	402	85,280
Silgan Holdings, Inc.	3,915	151,893
		458,016
Distributors — 0.9%
Genuine Parts Co.	924	97,687
Electric Utilities — 3.0%
PG&E Corp.	6,714	117,961
Xcel Energy, Inc.	2,657	211,061
		329,022

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electrical Equipment — 3.9%
Acuity, Inc.	409	114,501
AMETEK, Inc.	767	164,468
Hubbell, Inc.	299	146,992
		425,961
Electronic Equipment, Instruments & Components — 4.4%
CDW Corp.	1,062	128,562
Jabil, Inc.	454	120,725
Teledyne Technologies, Inc. *	211	127,501
Zebra Technologies Corp., Class A *	498	104,120
		480,908
Energy Equipment & Services — 1.0%
Baker Hughes Co., Class A	1,807	110,339
Entertainment — 0.3%
Warner Music Group Corp., Class A	1,345	34,346
Financial Services — 2.9%
Fidelity National Information Services, Inc.	4,323	202,799
MGIC Investment Corp.	4,150	108,931
		311,730
Food Products — 1.6%
Hershey Co. (The)	420	87,416
Post Holdings, Inc. *	875	86,486
		173,902
Ground Transportation — 1.0%
JB Hunt Transport Services, Inc.	489	103,728
Health Care Equipment & Supplies — 2.8%
GE HealthCare Technologies, Inc.	2,579	183,596
Globus Medical, Inc., Class A *	1,390	119,776
		303,372
Health Care Providers & Services — 5.2%
Cencora, Inc.	443	139,246
Chemed Corp.	195	73,433
Henry Schein, Inc. *	1,683	124,054
Humana, Inc.	372	64,486
Quest Diagnostics, Inc.	814	159,518
		560,737
Health Care REITs — 1.5%
Healthpeak Properties, Inc.	9,873	162,212
Hotels, Restaurants & Leisure — 1.3%
Darden Restaurants, Inc.	491	96,260
Expedia Group, Inc.	186	42,899
		139,159

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Durables — 0.8%
Mohawk Industries, Inc. *	893	87,936
Insurance — 5.0%
Arch Capital Group Ltd. *	889	85,369
Brown & Brown, Inc.	1,331	86,760
Hartford Insurance Group, Inc. (The)	1,004	135,796
Loews Corp.	1,622	173,133
WR Berkley Corp.	851	56,432
		537,490
IT Services — 1.1%
Cognizant Technology Solutions Corp., Class A	1,159	71,134
GoDaddy, Inc., Class A *	646	53,364
		124,498
Life Sciences Tools & Services — 2.1%
IQVIA Holdings, Inc. *	1,340	228,459
Machinery — 5.8%
Dover Corp.	745	155,255
Ingersoll Rand, Inc.	1,263	101,211
ITT, Inc.	638	121,613
Lincoln Electric Holdings, Inc.	374	93,146
Middleby Corp. (The) *	822	108,913
Nordson Corp.	189	50,225
		630,363
Media — 1.4%
Omnicom Group, Inc.	2,016	151,830
Metals & Mining — 0.7%
Alcoa Corp.	381	25,268
Steel Dynamics, Inc.	257	46,316
		71,584
Multi-Utilities — 5.6%
CMS Energy Corp.	2,145	166,377
NiSource, Inc.	3,744	174,710
Sempra	999	97,090
WEC Energy Group, Inc.	1,487	172,186
		610,363
Oil, Gas & Consumable Fuels — 7.3%
Cheniere Energy, Inc.	407	115,428
Coterra Energy, Inc.	4,762	167,326
Diamondback Energy, Inc.	801	158,531
EQT Corp.	1,418	90,222
Kinder Morgan, Inc.	1,272	42,640
Marathon Petroleum Corp.	876	213,939
		788,086

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Passenger Airlines — 0.8%
Delta Air Lines, Inc.	1,320	87,762
Pharmaceuticals — 0.7%
Jazz Pharmaceuticals plc *	403	76,265
Professional Services — 0.5%
FTI Consulting, Inc. *	285	50,371
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A *	322	43,557
Residential REITs — 1.0%
AvalonBay Communities, Inc.	681	111,249
Retail REITs — 2.1%
Regency Centers Corp.	2,229	168,675
Simon Property Group, Inc.	321	59,779
		228,454
Semiconductors & Semiconductor Equipment — 2.2%
MKS, Inc.	713	163,955
ON Semiconductor Corp. *	1,221	75,569
		239,524
Software — 1.3%
Zoom Communications, Inc., Class A *	1,708	137,301
Specialized REITs — 2.4%
Public Storage	571	154,696
SBA Communications Corp.	626	107,799
		262,495
Specialty Retail — 2.5%
AutoZone, Inc. *	33	113,635
Ross Stores, Inc.	723	156,564
		270,199
Technology Hardware, Storage & Peripherals — 0.9%
Western Digital Corp.	354	95,721
Textiles, Apparel & Luxury Goods — 1.5%
Lululemon Athletica, Inc. *	322	49,339
Ralph Lauren Corp.	325	111,581
		160,920
Trading Companies & Distributors — 0.7%
Ferguson Enterprises, Inc.	352	82,032
Water Utilities — 0.4%
Essential Utilities, Inc.	1,083	43,596
Total Common Stocks (Cost $7,287,461)		10,550,016

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.8%
Investment Companies — 2.8%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $295,947)	295,929	295,958
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (b) (c) (Cost $2,015)	2,015	2,015
Total Short-Term Investments (Cost $297,962)		297,973
Total Investments — 100.1% (Cost $7,585,423)		10,847,989
Liabilities in Excess of Other Assets — (0.1)%		(5,575)
NET ASSETS — 100.0%		10,842,414

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2026. The total value of securities on loan at March 31, 2026 is $1,993.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2026.

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$10,847,989	$—	$—	$10,847,989

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$229,278	$4,016,928	$3,950,237	$(3)	$(8)	$295,958	295,929	$9,171	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	—	546,502	544,487	—	—	2,015	2,015	585	—
Total	$229,278	$4,563,430	$4,494,724	$(3)	$(8)	$297,973		$9,756	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.